Customer and Supplier Concentrations	12 Months Ended
Dec. 31, 2024
Customer and Supplier Concentrations [Abstract]
Customer and Supplier Concentrations

Note 18. Customer and Supplier Concentrations

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenue and purchases, respectively.

There were no customers accounting for greater than 10% of the Company’s revenue for the years ended December 31, 2024, 2023 and 2022.

For the year ended December 31, 2024, four suppliers contributed approximately 16.04%,14.92%,11.36% and 10.12% of total purchases made by the Company, respectively.

For the year ended December 31, 2023, two suppliers contributed approximately 14.36% and 12.60% of total purchases made by the Company, respectively.

For the year ended December 31, 2022, two suppliers contributed approximately 14.72% and 14.05% of total purchases made by the Company, respectively.

The loss of any significant suppliers or the failure to purchase key raw materials could have a material adverse effect on the operating entity’s business, and the Company’s consolidated results of operations and financial condition.